Significant Accounting Policies - Summary of revenue by type of service (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Summary of revenue by type of service
Total	¥ 2,031,806	$ 278,356	¥ 2,071,772	¥ 2,185,266
Audio entertainment
Summary of revenue by type of service
Total	2,018,598		2,063,346	2,174,314
Podcast, advertising and others
Summary of revenue by type of service
Total	¥ 13,208		¥ 8,426	¥ 10,952